Significant Accounting Policies (Schedule of Effects of Retained Earnings and Other Components of Equity) (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Loans granted to associates	€ 11,653
Reserves and retained earnings
Retained earnings	758	€ (299)
IFRS 9 [Member]
Financial assets
Loans granted to associates	11,902
Reserves and retained earnings
Retained earnings	341
Loans and Receivbles [Member]
Reserves and retained earnings
Retained earnings
Fair value through profit or loss [Member]
Reserves and retained earnings
Retained earnings